Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 125,190,819	¥ 121,716,465
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	126,824,274	123,186,120
Gross carrying amount [member] | Other [member] | Housing Loans [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	11,052,547	10,931,412
Gross carrying amount [member] | Other [member] | Housing Loans [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 14,461	¥ 16,295